Feb. 28, 2018
VOYA MUTUAL FUNDS
Voya Global Equity Fund
Voya International High Dividend Low Volatility Fund (formerly, Voya Global High Dividend Low Volatility Fund)
(each a "Fund" and collectively the "Funds")
Supplement dated May 24, 2018
To Voya Global Equity Fund's Class A, Class C, Class I, Class T, and Class W shares Prospectus and
Voya International High Dividend Low Volatility Fund's Class A, Class I, and Class T shares Prospectus, each dated February 28, 2018
(each a "Prospectus" and collectively the "Prospectuses")
Effective May 1, 2018 Voya Global Equity Fund's primary benchmark index was changed from the MSCI All Country World IndexSM to the MSCI World IndexSM and Voya International High Dividend Low Volatility Fund's primary benchmark changed from the MSCI World IndexSM to the MSCI EAFE® Index. Effective immediately the Funds' Prospectuses are revised as follows:
1.	The sub-section entitled "Performance Information – Average Annual Total Returns" of each Fund's Prospectuses is deleted and replaced with the following:
VOYA GLOBAL EQUITY FUND
Average Annual Total Returns %
(for the periods ended December 31, 2017)
	1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes %	17.17	7.02	5.19	N/A	04/19/93
After tax on distributions %	16.48	6.46	4.65	N/A
After tax on distributions with sale %	9.98	5.43	4.09	N/A
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class C before taxes %	22.38	7.49	5.02	N/A	04/19/93
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class I before taxes %	24.60	8.57	6.11	N/A	09/06/06
MSCI World IndexSM1,2%	22.40	11.64	5.03	N/A
MSCI ACW IndexSM1,2%	23.97	10.80	4.65	N/A
Class W before taxes %	24.64	8.57	6.05	N/A	06/01/09
MSCI World IndexSM1,2%	22.40	11.64	N/A	11.35
MSCI ACW IndexSM1,2%	23.97	10.80	N/A	10.84
1	Effective May 1, 2018 the Fund changed its benchmark from the MSCI ACW IndexSM to the MSCI World IndexSM because the MSCI World IndexSM is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
2	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY FUND
Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A before taxes	%	13.08	N/A	N/A	13.87	12/06/16
After tax on distributions	%	11.21	N/A	N/A	11.91
After tax on distributions with sale	%	8.01	N/A	N/A	9.98
MSCI EAFE® Index[1,2]	%	25.03	N/A	N/A	25.53
MSCI World IndexSM1,2%		22.40	N/A	N/A	22.49
Class I before taxes	%	20.36	N/A	N/A	20.73	12/06/16
MSCI EAFE® Index[1,2]	%	25.03	N/A	N/A	25.53
MSCI World IndexSM1,2%		22.40	N/A	N/A	22.49
1	Effective May 1, 2018 the Fund changed its benchmark from the MSCI World IndexSM to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
2	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.